Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 14, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2014
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
Equity Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Prospectus and Summary Prospectus Supplement Equity Market Neutral Fund
Supplement dated May 15, 2015 ■ Prospectus and Summary Prospectus dated November 1, 2014
Effective June 30, 2015, the Equity Market Neutral Fund will be renamed the AC AlternativesTM Equity Market Neutral Fund.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86014   1505